Commitments and Contingencies - Bonds and Guarantees (Details) $ in Thousands, THB in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2015 USD ($) contract	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2015 THB	Dec. 31, 2015 USD ($)
Bonds and Guarantees
Maximum potential commitments						$ 531,062
Loxley GTECH Technology Co., LTD
Bonds and Guarantees
Ownership in joint venture (as a percent)					49.00%	49.00%
Other owner's percentage ownership in joint venture					51.00%	51.00%
Performance bonds
Bonds and Guarantees
Term of bonds		1 year
Maximum potential commitments						$ 474,724
Litigation bonds
Bonds and Guarantees
Maximum potential commitments						37,084
All other bonds
Bonds and Guarantees
Maximum potential commitments						19,254
Minimum profit contracts
Bonds and Guarantees
Number of contracts | contract		3
Minimum profit contracts | Illinois Contract
Bonds and Guarantees
Shortfall payments		$ 10,000
Reductions to service revenue		10,000	$ 55,500	$ 42,000
Minimum profit contracts | Illinois Contract, 2012 Fiscal Year
Bonds and Guarantees
Shortfall payments	$ 21,800
Minimum profit contracts | Illinois Contract, 2013 Fiscal Year
Bonds and Guarantees
Shortfall payments	38,600
Minimum profit contracts | Illinois Contract, 2014 Fiscal Year
Bonds and Guarantees
Shortfall payments	$ 37,100
Minimum profit contracts | Indiana Contract
Bonds and Guarantees
Shortfall payments		18,300
Reductions to service revenue		8,000	$ 8,800	$ 800
Minimum profit contracts | New Jersey Contract
Bonds and Guarantees
Shortfall payments		$ 15,400
Guarantee of unrelated issuer's performance bonds | Loxley GTECH Technology Co., LTD
Bonds and Guarantees
Maximum potential commitments					THB 375	$ 10,400